Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	Jul. 31, 2013
Service Class Prospectus | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk/Return:
Trading Symbol	GMLGX
Service Class Prospectus | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk/Return:
Trading Symbol	GMLVX
Service Class Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk/Return:
Trading Symbol	GMSMX
Service Class Prospectus | GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:
Trading Symbol	GMWEX
Service Class Prospectus | GuideMark(SM) Opportunistic Equity Fund | Service Class
Risk/Return:
Trading Symbol	GMOPX
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares
Risk/Return:
Trading Symbol	GMGLX
Service Class Prospectus | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMCOX
Service Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMIFX
Service Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPSTX
Service Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTCX
Service Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTUX
Service Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPARX
Service Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPMIX
Service Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPIFX
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPAMX
Institutional Class Prospectus | GuideMark(SM) Large Cap Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILGX
Institutional Class Prospectus | GuideMark(SM) Large Cap Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILVX
Institutional Class Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISMX
Institutional Class Prospectus | GuideMark(SM) World ex-US Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIWEX
Institutional Class Prospectus | GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOEX
Institutional Class Prospectus | GuideMark(SM) Global Real Return Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIGLX
Institutional Class Prospectus | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GICFX
Institutional Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Institutional Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITFX
Institutional Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOFX
Institutional Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPSTX
Institutional Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISRX
Institutional Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTCX
Institutional Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITTX
Institutional Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTUX
Institutional Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITUX
Institutional Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPARX
Institutional Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIARX
Institutional Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIMTX
Institutional Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIXFX
Institutional Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIAMX